                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004


Check here if Amendment [ ]; Amendment Number:  _____
    This Amendment (Check only one.):   [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Chesley, Taft & Associates, LLC
Address:          10 South LaSalle Street, Suite 3250
                  Chicago, Illinois 60603




Form 13F File Number:  28-10082


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260


Signature, Place, and Date of Signing:

      /s/ Faris F. Chesley           Chicago, Illinois          February 9, 2005



Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE


Report Summary:





Number of Other Included Managers:          0


Form 13F Information Table Entry Total:     125


Form 13F Information Table Value Total:     370471
                                           (thousands)




List of Other Included Managers:  NONE




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F
31-Dec-04



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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company           COM         88579y101       4502         54861   SH               Sole                   45411             9450
AFLAC Inc            COM         001055102        706         17733   SH               Sole                   16933              800
Abbott Labs          COM         002824100       1522         32624   SH               Sole                   23158             9466
Accenture, Ltd.      COM         G1150G111       2299         85130   SH               Sole                   71780            13350
Adobe Systems Inc.   COM         00724F101       2595         41365   SH               Sole                   35065             6300
Advance Auto Parts,
  Inc.               COM         00751Y106       8916        204120   SH               Sole                   43200           160920
Alcon Inc.           COM         h01301102        258          3200   SH               Sole                     450             2750
Altera Corp          COM         021441100        663         32018   SH               Sole                   24878             7140
Altria Group Inc.    COM         02209s103        365          5981   SH               Sole                    5981
Ambac Financial
  Group, Inc.        COM         023139108       8381        102045   SH               Sole                   18505            83540
American Express     COM         025816109        406          7200   SH               Sole                    6600              600
American
  International
  Group              COM         026874107       3377         51428   SH               Sole                   42461             8967
Amgen, Inc.          COM         031162100       1517         23645   SH               Sole                   16995             6650
Anheuser-Busch
  Companies          COM         035229103        238          4700   SH               Sole                                     4700
Apollo Group Inc     COM         037604105       3144         38955   SH               Sole                   33835             5120
Autodesk, Inc.       COM         052769106       4330        114092   SH               Sole                   94492            19600
BB&T Corp            COM         054937107        302          7175   SH               Sole                    7175
BP PLC ADR United
  Kingdom            COM         055622104       3083         52796   SH               Sole                    9743            43053
Bank of America
  Corporation        COM         060505104       8292        176462   SH               Sole                   23000           153462
Becton Dickinson &
  Company            COM         075887109        239          4200   SH               Sole                    4200
Bed Bath & Beyond,
  Inc.               COM         075896100       7881        197874   SH               Sole                   62140           135734
Berkshire Hathaway
  Inc-Cl B           COM         084670207        261            89   SH               Sole                                       89
Bristol Meyers
  Squibb Co          COM         110122108        302         11789   SH               Sole                    1810             9979
Capital One
  Financial Corp     COM         14040H105        282          3350   SH               Sole                    3000              350
Caremark RX Inc      COM         141705103      14058        356525   SH               Sole                   77180           279345
Century Telephone
  Enterprises        COM         156700106        266          7504   SH               Sole                    3117             4387
ChevronTexaco Corp   COM         166764100       1183         22536   SH               Sole                    2086            20450



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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ChoicePoint Inc.     COM         170388102       3575         77725   SH               Sole                    5325            72400
Cisco Systems        COM         17275R102       4893        253276   SH               Sole                  188271            65005
Citigroup Inc.       COM         172967101      11148        231374   SH               Sole                   73466           157908
Clorox Co            COM         189054109        200          3400   SH               Sole                     900             2500
Coca-Cola Co         COM         191216100        770         18495   SH               Sole                   14820             3675
Cognizant Technology
  Solutions          COM         192446102       1892         44695   SH               Sole                   35595             9100
Colgate Palmolive
  Company            COM         194162103        225          4405   SH               Sole                    4405
Comcast Corp-Cl A    COM         20030N101       5459        164018   SH               Sole                    2000           162018
Conagra, Inc         COM         205887102        286          9700   SH               Sole                     600             9100
Consolidated-Tomoka
  Land Co.           COM         210226106        276          6409   SH               Sole                                     6409
Covance, Inc.        COM         222816100       3165         81675   SH               Sole                                    81675
Danaher Corp         COM         235851102       3385         58960   SH               Sole                   50020             8940
Dell Inc.            COM         247025109       2948         69957   SH               Sole                   56857            13100
Dow Chemical
  Corporation        COM         260543103        470          9500   SH               Sole                    4500             5000
EMC Corporation      COM         268648102        374         25165   SH               Sole                   21765             3400
Ecolab Inc.          COM         278865100       1202         34225   SH               Sole                   26200             8025
Emerson Electric     COM         291011104        400          5700   SH               Sole                    4850              850
Express Scripts Inc
  Cl A               COM         302182100       4097         53600   SH               Sole                   44925             8675
Exxon Mobil Corp     COM         30231G102       7292        142264   SH               Sole                   34248           108016
FedEx Corp           COM         31428x106       2176         22095   SH               Sole                   17895             4200
First Data Corp      COM         319963104        210          4935   SH               Sole                    4570              365
Fiserv Inc.          COM         337738108       4334        107849   SH               Sole                    6137           101712
Fortune Brands       COM         349631101       6964         90225   SH               Sole                   14555            75670
Freddie Mac          COM         313400301        665          9025   SH               Sole                    7725             1300
General Electric
  Co.                COM         369604103       9783        268028   SH               Sole                  105190           162838
Grainger WW Inc      COM         384802104        427          6405   SH               Sole                    3955             2450
Harley Davidson
  Inc.               COM         412822108       1964         32321   SH               Sole                   22446             9875
Headwaters, Inc.     COM         42210P102        336         11800   SH               Sole                                    11800
Health Grades, Inc.  COM         42218Q102         29         10000   SH               Sole                                    10000
Health Management
  Associates,        COM         421933102        963         42402   SH               Sole                   38302             4100
Hormel Foods Corp    COM         440452100        219          7000   SH               Sole                                     7000
Illinois Tool Works  COM         452308109       3343         36071   SH               Sole                   29671             6400
Intel Corporation    COM         458140100       4194        179314   SH               Sole                  137819            41495
International
  Business Machine   COM         459200101      13189        133793   SH               Sole                   40835            92958
JPMorgan Chase &
  Co.                COM         46625h100       9032        231542   SH               Sole                   30594           200948
Jacobs Engineering   COM         469814107       2974         62235   SH               Sole                   56135             6100
Johnson & Johnson    COM         478160104       9215        145295   SH               Sole                   58030            87265



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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Johnson Controls,
  Inc.               COM         478366107       4708         74213   SH               Sole                   48688            25525
Kimberly Clark
  Corporation        COM         494368103        824         12520   SH               Sole                    8720             3800
L-3 Communications
  Holdings, I        COM         502424104      13091        178735   SH               Sole                   55710           123025
Liberty Media
  Corporation        COM         530718105        155         14111   SH               Sole                    3111            11000
Linear Technology
  Corp               COM         535678106        695         17925   SH               Sole                   12450             5475
Lowes Companies
  Inc.               COM         548661107       8495        147500   SH               Sole                   18400           129100
Lucent Technologies
  Inc.               COM         549463107         58         15471   SH               Sole                    1800            13671
MAF Bancorp Inc.     COM         55261R108        213          4753   SH               Sole                     253             4500
MBNA Corp            COM         55262L100      12335        437582   SH               Sole                  147661           289921
Masco Corp.          COM         574599106        442         12100   SH               Sole                    2500             9600
McDonalds
  Corporation        COM         580135101        231          7191   SH               Sole                    6285              906
Medtronic Inc.       COM         585055106       5654        113839   SH               Sole                   65194            48645
Merck                COM         589331107        529         16472   SH               Sole                   10300             6172
Microsoft
  Corporation        COM         594918104       6828        255543   SH               Sole                   86599           168944
Morgan Stanley Dean
  Witter Dis         COM         617446448        211          3806   SH               Sole                                     3806
National Fuel Gas
  Co                 COM         636180101        482         17000   SH               Sole                                    17000
Northern Trust
  Company            COM         665859104        804         16556   SH               Sole                    8006             8550
Nurses Network Com
  Inc                COM         670577105          0         34482   SH               Sole                                    34482
Omnicom Group        COM         681919106       1246         14775   SH               Sole                   12100             2675
Paychex Inc.         COM         704326107        341          9997   SH               Sole                    9432              565
Pepsico Inc.         COM         713448108       1331         25507   SH               Sole                   19482             6025
Pfizer, Inc          COM         717081103       6015        223686   SH               Sole                  144278            79408
Privatebancorp Inc   COM         742962103        522         16200   SH               Sole                    9200             7000
Procter & Gamble
  Company            COM         742718109       3557         64570   SH               Sole                   48530            16040
Qualcomm Inc.        COM         747525103       1075         25350   SH               Sole                   19850             5500
Quest Diagnostics,
  Inc.               COM         74834l100       5241         54850   SH               Sole                                    54850
Royal Dutch
  Petroleum          COM         780257804        483          8421   SH               Sole                    2121             6300
SBC Communications
  Inc                COM         78387G103        289         11205   SH               Sole                    9889             1316
SLM Corp             COM         78442P106       1261         23625   SH               Sole                   20525             3100
Sara Lee Corp        COM         803111103        548         22717   SH               Sole                   17911             4806
Servicemaster Co.
  (The)              COM         81760N109        331         24025   SH               Sole                     900            23125
Sprint Corp          COM         852061100        363         14589   SH               Sole                    4125            10464
St. Joe Corp         COM         790148100        299          4650   SH               Sole                                     4650
Starbucks Corp       COM         855244109       7201        115478   SH               Sole                  100628            14850
Stericycle Inc.      COM         858912108       8279        180175   SH               Sole                   62575           117600
Suntrust Banks Inc   COM         867914103        321          4350   SH               Sole                     450             3900
Symantec Corp        COM         871503108        484         18800   SH               Sole                   16800             2000



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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp           COM         871829107      11281        295557   SH               Sole                  100710           194847
Target Inc.          COM         87612E106       3273         63027   SH               Sole                   51970            11057
Teva Pharmaceutical
  Industries         COM         881624209       9808        328460   SH               Sole                   93380           235080
Texas Instruments
  Inc.               COM         882508104        558         22675   SH               Sole                   10225            12450
Tyco International
  Ltd.               COM         902124106        238          6655   SH               Sole                    4155             2500
United Technologies
  Corp               COM         913017109        259          2505   SH               Sole                    1755              750
UnitedHealth Group,
  Inc.               COM         91324p102       3013         34223   SH               Sole                   29045             5178
Verizon
  Communications     COM         92343V104        250          6165   SH               Sole                    6165
Videorec
  Technologies-
  Private            COM         926990656          0         18438   SH               Sole                                    18438
Wachovia Corp        COM         929903102        648         12327   SH               Sole                    8802             3525
Wal Mart Stores,
  Inc.               COM         931142103       1538         29115   SH               Sole                   21965             7150
Walgreen Company     COM         931422109      12071        314599   SH               Sole                  105341           209258
WellPoint, Inc.      COM         94973V107       5649         49120   SH               Sole                    3970            45150
Wells Fargo &
  Co.-New            COM         949746101      11883        191194   SH               Sole                   67554           123640
William Wrigley Jr
  Co                 COM         982526105        581          8397   SH               Sole                                     8397
Zimmer Holdings,
  Inc.               COM         98956P102       3598         44907   SH               Sole                   11134            33773
John Hancock Inc.
  Sec.               ETF         410123103        172         11000   SH               Sole                                    11000
Nuveen Prem Income
  Mun Fund 2         ETF         67063W102        338         24000   SH               Sole                                    24000
SPDR Trust,
  Series 1           ETF         78462f103        827          6845   SH               Sole                    3045             3800
iShares MSCI EAFE
  Index Fund         ETF         464287465       1823         11375   SH               Sole                   10700              675
iShares MSCI Japan
  Index Fund         ETF         464286848       2049        187610   SH               Sole                   29860           157750
iShares S&P SmallCap
  600 Index          ETF         464287804       1074          6600   SH               Sole                    5785              815
iShares Trust S&P
  MidCap 400 I       ETF         464287507       1671         12629   SH               Sole                   11236             1393
Royal Bk Scotland
  Group Plc 6.       PFD         780097796       1485         56600   SH               Sole                    5200            51400

REPORT SUMMARY               125 DATA RECORDS  370471             0                   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED